Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Intangible Assets (Textual)
Intangible asset, other information maturity date	The Company exclusively licensed two families of patents relating to hCDR1: One expires on September 22, 2022 and the other expires on January 14, 2024.
Percentage of weighted average cost of capital	21.00%
Royalties rate	6.50%
Percentage of Phase II & III success likelihood	32.00%
Yeda [Member]
Intangible Assets (Textual)
Intangible assets of royalties expenses		$ 127